NON-CONTROLLING INTERESTS - Schedule of Brookfield Renewables Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 34,974	$ 36,456	$ 29,979	$ 26,286
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	30,370	32,218
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	24,164	26,168	18,863	14,755
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	52	50	55	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,524	2,457	2,684	2,892
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,330	2,269
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	563	537	583	571
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 737	$ 737	$ 592	$ 592